Commitments and Contingencies (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Commitments and Contingencies [Abstract]
Future minimum contractual charter revenue in 2018	$ 5,869
Office Rental Obligations [Abstract]
2018	190
2019	187
2020	187
2021	187
2022	187
Total	$ 938